Convertible Notes Payable (FY)	4 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 9 – Convertible Notes Payable

December 31, 2018	August 31, 2018	August 31, 2017

May 2016 Convertible Notes

On May 11, 2016 the Company entered into Securities Purchase Agreements with certain purchasers (“the May 2016 Convertible Noteholders”).  The Company issued 3.5% original issue discount (“OID”) senior secured convertible promissory notes having an aggregate face amount of $440,000 (the “May 2016 Convertible Notes”).  These notes bear interest at a rate of 10% per annum and mature in six months.  The Company received cash proceeds of $424,600 net of the 3.5% original issue discount of $15,400.  At the Holders option the principal and accrued interest under the Notes are convertible into common stock at a rate of $13 per share and have a full reset feature.  The Notes are secured by all assets of the Company.  The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 125% during the first 90 days and 130% for the period from the 91st day through maturity. During November 2016, the Company entered into forbearance agreements with the May 2016 Convertible Noteholders extending its time to pay the Notes until December 16, 2016. In December 2016, the Company entered into agreements with the May 2016 Convertible Noteholders to substantially restructure the terms of the May 2016 Convertible Notes; see January and February 2017 Convertible Notes below.

During the years ended August 31, 2018 and 2017, the Company charged to interest expense the amounts of $0 and $172,735, respectively, in connection with the amortization of the discount on these notes.

$-	$-	$-

January and February 2017 Convertible Notes

In December 2016, the Company entered into restructuring agreements with the May 2016 Convertible Noteholders in connection with the May 2016 Convertible Notes (see above) under the following terms: new notes (the “January and February 2017 Convertible Notes”) would be issued for the amounts due under the May 2016 Convertible Notes; penalties, fees, and accrued interest in the aggregate amount of $212,702 were added to the principal amount due under the January and February 2017 Convertible Notes; 1,346 shares of common stock were issued as a commitment fee; the January and February 2017 Convertible Notes were issued at a discount of 3.5%, bear interest at the rate of 10% per annum, are convertible at a rate of $13.00 per share, and contain a variable conversion rate whereby, should the Company subsequently sell common stock at a price less than the conversion price, the conversion price of the January and February 2017 Convertible Notes will be reduced to match the lower conversion price. In addition, the proceeds from one of the January and February 2017 Convertible Notes were used to fully redeem one of the May 2016 Convertible Notes. The aggregate original amount of principal due under the January and February 2017 Convertible Notes was $614,258. Two of the January and February 2017 Convertible Notes in the aggregate amount of $494,340 were due on March 31, 2017, and one of the January and February 2017 Convertible Notes in the amount of $119,918 was due on August 17, 2017. In April 2017, the Company received forbearance letters from the Note Purchasers of the January and February 2017 Convertible Notes that were due on March 31, 2017 to extend the due date to April 17, 2017 in exchange for principal payments in the aggregate amount of $75,000; on April 18, 2017, the Company received forbearance letters to further extend the due date to May 1, 2017 in exchange for principal payments in the aggregate amount of $45,000; and on May 1 and 2, 2017, the company entered into forbearance agreements with the holders of the January and February 2017 Convertible Notes to extend the due date to June 2, 2017. On June 5 and June 13, 2017, the Company entered into forbearance agreements with the holders of two of the three January and February 2017 Convertible Notes to extend the due dates to December 27, 2017 in exchange for increase in principal in the aggregate amount of $78,907. On August 17, 2017, the Company entered into a forbearance agreement with the holders of the third January and February Convertible Note to extend the due date to December 27, 2017 in exchange for $10. At August 31, 2017, three of the January and February 2017 Convertible Notes were outstanding in the aggregate amount of $553,976; these notes are due December 27, 2017. During the year ended December 31, 2017, the holders of the January and February 2017 Convertible Notes converted an aggregate of $33,865 in principal and $21,135 in accrued interest into 17,628 shares of common stock; the Company recorded an aggregate loss in the amount of $122,878 on these conversions.

On January 17, 2018, the Note Purchasers of one of the January and February 2017 Convertible Notes in the principal amount of $241,802 purchased the remaining two January and February 2017 Convertible Notes in the aggregate principal amount of $278,309. The Company then entered into an agreement with the Note Purchasers to exchange the three January and February 2017 Convertible Notes (the “January 2018 Note Exchange”) in the aggregate principal amount of $520,111 for a new Convertible Note in the principal amount of $542,343 (the “January 2018 Convertible Note”). The Company revalued the derivative liability associated with the conversion feature associated with January and February 2017 notes and compared it with the derivative liability on the January 2018 convertible note, and recorded an expense in the amount of $396,611 related to the change in value. The Company recorded a loss in the amount of $6,409 on the January 2018 Note Exchange related to modification of notes.

During the year ended August 31, 2018 and 2017, the Company charged to interest expense the amounts of $153,234 and $154,848, respectively in connection with the amortization of the discount on these notes.

$-	$-	$553,977

December 31, 2018	August 31, 2018	August 31, 2017

November 2017 Convertible Note

On November 17, 2017, the Company entered into a Securities Purchase Agreement with the Note Purchaser. The Company issued a 3.5% original issue discount (“OID”) senior secured convertible promissory note having an aggregate face amount of $250,000 (the “November 2017 Convertible Note”). This note bears interest at a rate of 10% per annum and matures in six months. The Company received cash proceeds of $241,250 net of the 3.5% original issue discount of $8,750. At the Note Purchaser’s option, the principal and accrued interest under the note are convertible into common stock at a rate of $13.00 per share and have a full reset feature. The note is secured by all assets of the Company. The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 120% during the first 90 days and 130% for the period from the 91st day through maturity. In addition, the Company granted the investor the Option to lend the Company $48,250 on or before January 15, 2018. If the Option is exercised, the Company would issue the investor a $50,000 3.5% original issue discount senior secured convertible promissory note. During the three months ended May 31, 2018, the Company accrued interest in the amount of $12,283 on this note. On May 31, 2018, the Company converted the outstanding balance of principal and interest in the amounts of $250,000 and $13,125, respectively, into a total of 265,782.83 shares of Series B Preferred Stock; the Company recorded a gain on settlement of notes payable in the amount of $130,252 in connection with this transaction.

During the years ended August 31, 2018 and 2017, the Company charged to interest expense the amounts of $135,307 and $0 respectively, in connection with the amortization of the discount on these notes.

$-	$-	$-

January 2018 Convertible Note

On January 17, 2018, the Company entered into an agreement with the Note Purchaser to exchange the three January and February 2017 Convertible Notes for a new Convertible Note (the “January 2018 Convertible Note”). The Company exchanged outstanding principal in the amount of $520,111 and accrued interest of $15,823 for the January 2018 Convertible Note with a face amount of $542,343, and an original issue discount of $18,982; the Company revalued the derivative liability associated with the conversion feature associated with January and February 2017 notes and compared it with the derivative liability on the January 2018 convertible notes, and recorded an expense in the amount of $396,611 related to the change in value. A non-cash loss on restructuring of debt in the amount of $6,409 was recognized on this transaction during the year ended August 31, 2018. The January 2018 Convertible Note is a senior secured promissory note, bears interest at a rate of 10% per annum, and matures in 12 months. At the Note Purchaser’s option, the principal and accrued interest under the January 2018 Convertible Note are convertible into common stock at a rate of $0.78 per share and have a full reset feature. The note is secured by all assets of the Company. The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 120% during the first 90 days and 130% for the period from the 91st day through maturity. On January 29, 2018, the Note Purchaser converted $28,148 in principal and $1,808 in accrued interest into 38,405 shares of common stock. The Company recorded a loss of $351,769 on the conversion of note payable and accrued interest. During the three months ended May 31, 2018, the Company accrued interest in the amount of $13,125 on this note. On May 31, 2018, the Company converted the outstanding balance of principal and interest in the amounts of $514,195 and $18,610, respectively, into a total of 538,186.87 shares of Series B Preferred Stock; the Company recorded a gain in the amount of $933,263 on this transaction, and amortized the remaining discount in the amount of $68,855 to interest expense.

During the years ended August 31, 2018 and 2017, the Company charged to interest expense the amounts of $0 and $0, respectively, in connection with the amortization of the discount on these notes.

$-	$-	$-

December 31, 2018	August 31, 2018	August 31, 2017

February 2018 Convertible Note

On February 15, 2018, the Company entered into a Securities Purchase Agreement with the Note Purchaser. The Company issued a 3.5% OID senior secured convertible promissory note with a face amount of $250,000 (the “February 2018 Convertible Note”). The February 2018 Convertible Note bears interest at a rate of 10% per annum and matures in nine months. The Company received cash proceeds of $241,250 net of the 3.5% original issue discount of $8,750. At the Note Purchaser’s option, the principal and accrued interest under the note are convertible into common stock at a rate of $13.00 per share and have a full reset feature. The February 2018 Convertible Note is secured by all assets of the Company. The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 120% during the first 90 days and 130% for the period from the 91st day through maturity. In addition, the Company granted the Note Purchaser 19,231 warrants to purchase 19,231 shares of the Company’s common stock with an exercise price of $0.26. The warrants have a five-year term. A derivative liability in the amount of $667,470 was created with regard to the conversion features and warrants associated with this note; $241,250 was charged to discount on notes payable, and the balance of $426,220 was charged to interest expense during the three months ended February 28, 2018. On March 26, 2018, the Company and the Note Purchaser agreed to eliminate the reset feature of this note. During the year ended August 31, 2018, the Company accrued interest in the amount of $13,681 on this note; as of August 31, 2018, principal in the amount of $250,000 was outstanding under the February 2018 Convertible Note. During the three months ended November 30, 2018, the Company accrued interest in the amount of $3,611 on this note. In October 2018, the February 2018 Convertible Note, accrued interest and warrants were converted to a new series of the Company’s preferred stock; see note 10.

During the Transition Period ended December 31, 2018, the Company charged to interest expense the amounts of $16,298 in connection with the amortization of the discount on these notes. During the years ended August 31, 2018 and 2017, the Company charged to interest expense the amounts of $51,388 and $0, respectively, in connection with the amortization of the discount on these notes.

$-	$250,000	$-

March 2018 Convertible Note

On March 9, 2018, the Company issued a 3.5% OID senior secured convertible promissory note with a face amount of $777,202 (the “March 2018 Convertible Note”). The March 2018 Convertible Note bears interest at a rate of 10% per annum and matures in nine months. The Company received cash proceeds of $750,000 net of the 3.5% original issue discount of $27,202. At the Note Purchaser’s option, the principal and accrued interest under the note are convertible into common stock at a rate of $13.00 per share. The March 2018 Convertible Note is secured by all assets of the Company. The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 120% during the first 90 days and 130% for the period from the 91st day through maturity. In addition, the Company granted the Note Purchaser 59,785 warrants to purchase 59,785 shares of the Company’s common stock with an exercise price of $0.26. The warrants have a five-year term. A derivative liability in the amount of $771,460 was created with regard to the conversion features and warrants associated with this note, which was charged to discount on notes payable. On May 9, 2018, the Note Purchaser transferred their ownership in $497,458 of principal and $18,042 of accrued interest in the March 2018 Convertible Note to a third party. The Company revalued the derivative liability associated with the conversion feature of the March 2018 note at the time of this restructure, and recorded a gain on revaluation in the amount of $40,072. During the year ended August 31, 2018, the Company accrued interest in the amount of $37,780 on the March 2018 Convertible. As of August 31, 2018, principal in the amount of $777,202 was outstanding under the March 2018 Convertible Note. During the three months ended November 30, 2018, the Company accrued interest in the amount of $11,226 on this note. In October 2018, the March 2018 convertible note, accrued interest and warrants were converted to a new series of the Company’s preferred stock; see note 10.

During the Transition Period ended December 31, 2018, the Company charged to interest expense the amounts of $102,410, in connection with the amortization of the discount on these notes. During the years ended August 31, 2018 and 2017, the Company charged to interest expense the amounts of $192,978 and $0, respectively, in connection with the amortization of the discount on these notes.

$-	$777,202	$-

	December 31, 2018	August 31, 2018	August 31, 2017
Total	$-	$1,027,202	$553,977
Less: Unamortized discount	-	(752,988)	(153,234)
Total, net of discount	$-	$274,214	$400,743

Current portion	$-	$1,027,202	$553,977
Long term	-	-	-
Total	$-	$1,027,202	$553,977

March 2018 Note to Prism

Under the terms of a series of agreements (the “Former Agreements”), Yield issued Prism Funding Co, LP (“Prism”) a 10% OID Senior Secured Convertible Note (the “Senior Note”) in the principal amount of $5,500,000 and received the BTC. The Senior Note was payable 30 days following written demand from Prism (the “Maturity Date”) and with interest at 10% per annum.  Pursuant to the terms of the restructuring agreement entered into in August 2018, the Company’s liability for the Senior Note was extinguished upon the restructuring of the BTC loan (see note 3).

Note 7 - Line of Credit and Debt

In May 2017, the Company along with the majority owners serving as co-borrowers entered into a credit facility providing for up to $2 million of borrowings. Through various amendments, the maximum borrowings under the line increased to $4.6 million with a maturity of May 2019. Borrowings bear interest at LIBOR plus 3%. At June 30, 2019 and December 31, 2018, outstanding borrowings amounted to $0 and $4.6 million, respectively.

The line of credit was secured by personal assets of the co-borrowers. Covenants under the line of credit required the Company to be within a certain quarterly and annual loss limitation threshold, and certain other restrictions. As of December 31, 2018, the Company was in compliance with its covenants and/or obtained waivers from the lien holders.  At June 30, 2019 and December 31, 2018, outstanding borrowings amounted to $0 and $1.6 million, respectively.

At December 31, 2018, our long-term debt consisted of an unsecured note payable to a director of the Company bearing 26.6% interest with principal and interest due within 30 days after change of control.  No interest was paid during 2019.

On May 6, 2019, Better Choice Company refinanced the $4.6 million line of credit and the $1.6 million note payable to the director with a $6.2 million revolving credit agreement with Franklin Synergy Bank.  All advances relating to this revolving credit agreement bear a fixed rate of interest equal to 3.7% per annum, which may be adjusted from time to time subject to certain conditions. In addition, the Company paid a fee of $10,000 upon closing. The Company is also required to pay a late charge equal to 5% of the aggregate amount of any payments of principal and/or interest that are paid more than 10 days after the due date.  This note matures on May 6, 2020.  The Franklin Synergy Bank note requires that the Company maintain deposits on account at the bank in the total amount of $6.2 million.  If withdrawals are made from the account, the amount available under the revolving credit agreement decreases by the amount of the withdrawal.

TruPet and Bona Vida became guarantors of the Company’s obligations under the Loan Agreement after the closing of the acquisitions. In addition, pursuant to a Security Agreement by and between the Company and Lender dated the date of the Loan Agreement (the “Security Agreement”), the Company has granted the Lender a security interest in all assets of the Company owned or later acquired. The Loan Agreement also contains certain events of default, representations, warranties and covenants of the Company and its subsidiaries. For example, the Loan Agreement contains representations and covenants that, subject to exceptions, restrict the Company’s ability to do the following, among things: incur additional indebtedness, engage in certain asset sales, or undergo a change in ownership.

Interest expense of approximately $0.1 million and $0.1 million was recorded in the statements of operations related to the lines of credit and director note for the three and six months ended June 30, 2019, respectively.

Interest expense of approximately an immaterial amount and approximately $0.1 million was recorded in the statements of operations related to the line of credit and the director note for the three and six months ended June 30, 2018, respectively.